FAIR VALUE (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Nov. 12, 2004	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.15		0.40	0.15	0.15	0.15	0.17	0.1952	0.287
Total	$ 7,491,422	$ 13,087,222,000
Fair Value Of Warrants Issued	91,415,804